Derivative financial instrument liabilities (Details) - USD ($) $ in Thousands	Nov. 30, 2025	Aug. 31, 2025
Derivative Financial Instrument Liabilities
Derivative warrant liabilities	$ 8,011	$ 1,011
Total derivative financial instrument liabilities	$ 8,011	$ 1,011